Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000223246
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class N Shares
Trading Symbol	SSSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$133	1.34%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class N) returned -0.89%, underperforming its benchmark, the Russell 2000 Index (USD) (TR) which returned 10.76%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and materials sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Stepan Co (SCL), respectively. This was offset, in part, by an underweight allocation to the health care and real estate sectors, which posted negative returns for the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun Small Cap Fund, Class N Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,297	$11,496	$11,547
Sep/17	$13,769	$13,647	$13,942
Sep/18	$13,663	$16,046	$16,066
Sep/19	$12,643	$16,514	$14,638
Sep/20	$12,553	$18,992	$14,695
Sep/21	$18,406	$25,045	$21,701
Sep/22	$17,612	$20,630	$16,602
Sep/23	$20,057	$24,852	$18,085
Sep/24	$24,801	$33,598	$22,925
Sep/25	$24,580	$39,447	$25,391

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class N Shares	-0.89%	14.38%	9.41%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 276,710,002
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,017,332
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$276,710,002	23	$2,017,332	30%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.1%
Health Care	5.5%
Consumer Staples	6.9%
Materials	11.3%
Information Technology	18.3%
Consumer Discretionary	21.0%
Industrials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
US Physical Therapy	5.5%
Live Oak Bancshares	5.1%
Dorman Products	5.0%
Louisiana-Pacific	4.9%
Modine Manufacturing	4.9%
Crane NXT	4.7%
Murphy USA	4.7%
Advanced Energy Industries	4.7%
Darling Ingredients	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223247
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class I Shares
Trading Symbol	SSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class I) returned -0.65%, underperforming its benchmark, the Russell 2000 Index (USD) (TR) which returned 10.76%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and materials sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Stepan Co (SCL), respectively. This was offset, in part, by an underweight allocation to the health care and real estate sectors, which posted negative returns for the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun Small Cap Fund, Class I Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$113,227	$114,964	$115,468
Sep/17	$138,357	$136,470	$139,418
Sep/18	$137,616	$160,461	$160,662
Sep/19	$127,634	$165,143	$146,381
Sep/20	$127,061	$189,916	$146,952
Sep/21	$186,766	$250,453	$217,015
Sep/22	$179,219	$206,305	$166,021
Sep/23	$204,536	$248,517	$180,847
Sep/24	$253,574	$335,979	$229,245
Sep/25	$251,934	$394,470	$253,907

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class I Shares	-0.65%	14.67%	9.68%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 276,710,002
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,017,332
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$276,710,002	23	$2,017,332	30%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.1%
Health Care	5.5%
Consumer Staples	6.9%
Materials	11.3%
Information Technology	18.3%
Consumer Discretionary	21.0%
Industrials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
US Physical Therapy	5.5%
Live Oak Bancshares	5.1%
Dorman Products	5.0%
Louisiana-Pacific	4.9%
Modine Manufacturing	4.9%
Crane NXT	4.7%
Murphy USA	4.7%
Advanced Energy Industries	4.7%
Darling Ingredients	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223248
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class N
Trading Symbol	SSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class N) returned 0.67%, but underperformed its benchmark, the Russell 2500 Index (USD) which returned 10.16%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and consumer discretionary sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Floor & Décor Holdings, Inc. (FND), respectively. This was offset, in part, by an overweight allocation to the industrials sector, which posted positive returns over the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun U.S. Equity Fund, Class N Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,213	$11,496	$11,443
Sep/17	$12,526	$13,647	$13,480
Sep/18	$12,803	$16,046	$15,662
Sep/19	$11,331	$16,514	$15,029
Sep/20	$11,516	$18,992	$15,362
Sep/21	$16,578	$25,045	$22,280
Sep/22	$15,890	$20,630	$17,577
Sep/23	$18,664	$24,852	$19,561
Sep/24	$22,832	$33,598	$24,679
Sep/25	$22,985	$39,447	$27,186

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class N Shares	0.67%	14.82%	8.68%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 43,408,478
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 310,314
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,408,478	24	$310,314	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Consumer Staples	7.2%
Materials	8.0%
Information Technology	8.8%
Consumer Discretionary	19.2%
Industrials	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.5%
Broadridge Financial Solutions	6.4%
API Group	5.9%
US Physical Therapy	5.5%
Modine Manufacturing	5.2%
Valmont Industries	5.1%
Louisiana-Pacific	4.9%
Darling Ingredients	4.8%
Boot Barn Holdings	4.7%
Generac Holdings	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/
C000223249
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class I
Trading Symbol	SSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$110	1.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class I) returned 0.95%, but underperformed its benchmark, the Russell 2500 Index (USD) which returned 10.16%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and consumer discretionary sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Floor & Décor Holdings, Inc. (FND), respectively. This was offset, in part, by an overweight allocation to the industrials sector, which posted positive returns over the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun U.S. Equity Fund, Class I Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$112,420	$114,964	$114,435
Sep/17	$125,934	$136,470	$134,796
Sep/18	$129,034	$160,461	$156,624
Sep/19	$114,498	$165,143	$150,290
Sep/20	$116,625	$189,916	$153,624
Sep/21	$168,285	$250,453	$222,799
Sep/22	$161,755	$206,305	$175,772
Sep/23	$190,507	$248,517	$195,606
Sep/24	$233,516	$335,979	$246,790
Sep/25	$235,729	$394,470	$271,864

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class I Shares	0.95%	15.11%	8.95%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 43,408,478
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 310,314
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,408,478	24	$310,314	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Consumer Staples	7.2%
Materials	8.0%
Information Technology	8.8%
Consumer Discretionary	19.2%
Industrials	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.5%
Broadridge Financial Solutions	6.4%
API Group	5.9%
US Physical Therapy	5.5%
Modine Manufacturing	5.2%
Valmont Industries	5.1%
Louisiana-Pacific	4.9%
Darling Ingredients	4.8%
Boot Barn Holdings	4.7%
Generac Holdings	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/